Leases - Summary of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 20,099	$ 26,961
2022	25,893	25,994
2023	25,435	25,545
2024	24,764	24,884
2025	24,073	24,113
Thereafter	222,215	223,503
Total lease payments	342,479	351,000
Less: imputed interest	(80,310)	(84,154)
Total present value of lease liabilities	$ 262,169	$ 266,846	$ 285,991